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                      SUPPLEMENT DATED SEPTEMBER 1, 1998 TO
                        PROSPECTUS DATED MAY 1, 1998 FOR

                MULTIPLE PAYMENT VARIABLE LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VLI SEPARATE ACCOUNT - 2

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


1. EFFECTIVE JULY 14, 1998, ALL REFERENCES TO VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST THROUGHOUT YOUR PROSPECTUS HAVE CHANGED TO:

                        Van Kampen Life Investment Trust

2. EFFECTIVE JULY 14, 1998, ALL REFERENCES TO VAN KAMPEN AMERICAN CAPITAL ASSET MANAGEMENT, INC. THROUGHOUT YOUR PROSPECTUS HAVE CHANGED TO:

                        Van Kampen Asset Management Inc.